Investment in Operating Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Investment in Operating Leases
9. Investment in Operating Leases
Investment in operating leases at March 31, 2019 consists of the following:

Millions of yen
2019
Transportation equipment	¥1,304,925
Measuring and information-related equipment	266,436
Real estate	336,002
Other	31,152

1,938,515
Accumulated depreciation	(634,478)

Net	1,304,037
Accrued rental receivables	31,922

¥1,335,959

For fiscal 2018 and 2019, gains from the disposition of real estate under operating leases included in operating lease revenues are ¥16,383 million and ¥36,763 million, respectively, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥18,908 million and ¥26,120 million, respectively.
Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2018 and 2019 are as follows:

	Millions of yen
	2018	2019
Depreciation expenses	¥195,047	¥202,858
Various expenses	57,280	54,463

	¥252,327	¥257,321

For further information about investment in
operating
leases for fiscal 2020, see Note 7 of “Leases.”